Other current assets	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Other current assets
11. Other current assets

	June 30, 2022	December 31, 2021

	€	€
Prepayments	3,991,672	1,507,753
Other assets	583,895	5,699

	4,575,567	1,513,452

Prepayments mainly relate to prepaid insurance,
sign-on
bonus to personnel, prepaid R&D expenses and rent.
Other assets mainly consist of deferred transaction costs related to Group’s in-process
equity financing (refer to note 13). The company defers the transaction costs related to any in-process
financing. Upon recognition of the equity instruments, the related transaction costs are deducted from share premium.